Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended	48 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000264391
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sphere 500 Climate Fund - Institutional Class
C000247983
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sphere 500 Climate Fund - Class R6
Without Sales Load [Member] | C000264391
Average Annual Return [Line Items]
Average Annual Return, Percent	1.06%
Without Sales Load [Member] | C000247983
Average Annual Return [Line Items]
Average Annual Return, Percent		20.14%	13.03%
Sphere 500 Fossil-Free Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sphere 500 Fossil Free Index
Average Annual Return, Percent	1.07%
Sphere 500 Fossil-Free Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sphere 500 Fossil Free Index
Average Annual Return, Percent		17.84%	12.88%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	1.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.60%	13.39%